SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 19,029,760	$ 82,613,764	$ 123,318,661
Tax and surcharges	(228,154)	(773,382)	(890,414)
Cash incentives	(7,366,546)	(20,509,878)	(15,170,406)
NET REVENUES	11,435,060	61,330,504	107,257,841
Cumulative impact on accumulated retained earnings	(1,429,623)	69,768,756
ASU 2014-09 | Restatement
Disaggregation of Revenue [Line Items]
NET REVENUES		189,686
Cumulative impact on accumulated retained earnings		189,686		$ 189,686
Loan facilitation service
Disaggregation of Revenue [Line Items]
Revenue	3,666,244	66,782,312	117,984,295
Post-origination service
Disaggregation of Revenue [Line Items]
Revenue	7,086,591	11,418,182	4,213,862
Interest income
Disaggregation of Revenue [Line Items]
Revenue	4,511,969	3,552,983	590,122
Recommendation service
Disaggregation of Revenue [Line Items]
Revenue	3,754,738	858,796
Loan management service
Disaggregation of Revenue [Line Items]
Revenue	0	0	508,948
Others
Disaggregation of Revenue [Line Items]
Revenue	$ 10,218	$ 1,491	$ 21,434